Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
Supplement cash flow information for the six months ended 30 June 2026 and 2025 is included below:

	30 June
Non-cash investing and financing activities	2026	2025
Acquisition of property, plant and equipment in trade payables and other current liabilities	6,878	3,853
Acquisition of intangibles in trade payables and other current liabilities	21,515	4,195
Right-of-use assets obtained through new leases	517	13,529
Settlement of RSUs with shares	1,228	2,209
Settlement of trade payables through financing	2,812	—
Acquisition of intangible assets with shares	—	13,686
Acquisition of property, plant and equipment with shares	—	1,147
Settlement of borrowings through refinancing	—	162,833
New borrowings through refinancing	—	169,000
Settlement of transaction cost through refinancing	—	794